CAPITAL RATIOS (Tables)	12 Months Ended
Dec. 31, 2013
Capital Ratios
Schedule of actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2013
Tier I Capital to Adjusted Total Assets	$63,040,000	9.92%	$25,419,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,040,000	15.91%	15,847,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,604,000	17.82%	31,694,000	8.00%	N/A	N/A

	2012
Tier I Capital to Adjusted Total Assets	$65,059,000	10.64%	$24,463,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,059,000	17.25%	15,082,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	72,572,000	19.25%	30,164,000	8.00%	N/A	N/A

Bank
Capital Ratios
Schedule of actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2013
Tier I Capital to Adjusted Total Assets	$65,762,000	10.75%	$24,465,000	4.00%	$30,581,000	5.00%

Tier I Capital to Risk Weighted Assets	65,762,000	16.63%	15,820,000	4.00%	23,729,000	6.00%

Total Capital to Risk Weighted Assets	69,326,000	17.53%	31,639,000	8.00%	39,549,000	10.00%

	2012
Tier I Capital to Adjusted Total Assets	$67,253,000	11.45%	$23,487,000	.4.00%	$29,359,000	5.00%

Tier I Capital to Risk Weighted Assets	67,253,000	17.89%	15,039,000	4.00%	22,558,000	6.00%

Total Capital to Risk Weighted Assets	70,766,000	18.82%	30,077,000	8.00%	37,597,000	10.00%